Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Line Items]
Maturity period of cash and cash investments	Three months or less
Account receivables net	$ 71	$ 59
Unbilled revenue related to Installation and Other Services	18	17
Annual depreciation rates for buildings and land improvements	2 to 10 percent
Annual depreciation rates for machinery and equipment	5 to 33 percent
Depreciation expense	192	234	249
Assumed annual growth rate of cash flows	1 to 3 percent
Discount rate on estimated discounted cash flows	9.50%
Range of increase in discount rate	11 to 13 percent
Ownership percentage of Hansgrohe AG	68.00%	68.00%
Cabinets and Related Products and Plumbing Products Segments [Member]
Summary Of Significant Accounting Policies [Line Items]
Accelerated depreciation expenses	28
Cabinets and Related Products and Other Specialty Products Segments [Member]
Summary Of Significant Accounting Policies [Line Items]
Accelerated depreciation expenses		52
Cabinets and Related Products [Member]
Summary Of Significant Accounting Policies [Line Items]
Accelerated depreciation expenses			$ 43
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Expected useful life of product	3
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Expected useful life of product	5
With Effect From January 1, 2006 [Member]
Summary Of Significant Accounting Policies [Line Items]
Expense for stock awards stock granted	Typically 5 to 10 years (except for stock awards held by grantees age 66 or older, which vest over five years), or the length of time until the grantee becomes retirement-eligible at age 65
Stock awards granted prior to January 1, 2006 [Member]
Summary Of Significant Accounting Policies [Line Items]
Expense for stock awards stock granted	Typically 10 years, or for executive grantees that are, or will become, retirement-eligible during the vesting period, the expense is being recognized over five years or immediately upon a grantee's retirement.
Stock Option [Member]
Summary Of Significant Accounting Policies [Line Items]
Expense for stock awards stock granted	5 to 10 years
Subsequent to January 1, 2006 [Member]
Summary Of Significant Accounting Policies [Line Items]
Expense for stock awards stock granted	Typically five years, or the length of time until the grantee becomes retirement-eligible at age 65